SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The accompanying financial statements of the Plan have been prepared on the accrual basis of accounting in accordance with U.S. generally accepted accounting principles (“GAAP”).
Use of Estimates
Use of Estimates

The preparation of financial statements, in conformity with GAAP, requires Plan management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and changes therein, and the disclosure of contingencies. Actual results could differ from these estimates.

EBP, Fair Value Measurements
Fair Value Measurements
The Plan’s management determines the fair value of certain assets and liabilities based on assumptions that market participants would use in pricing the assets or liabilities. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, or the “exit price.” The Plan’s management utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value and give precedence to observable inputs in determining fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement.
Investment Valuation and Income Recognition
Investment Valuation and Income Recognition

A participant’s interest in the investment funds is represented by participation units allocated on the basis of contributions and assigned a unit value on the basis of the total value of each fund.

Interest income, dividends, investment management fees where appropriate, and the net appreciation or depreciation in the fair value of the investments held by the Plan are allocated to the participant’s account each day based upon the account’s proportional share of the fund balance.

Interest income is recognized as it is earned. Dividends are recorded on the ex-dividend date, the date before which a participant must hold the underlying investment in order to be entitled to dividends. Net appreciation or depreciation in the fair value of the Plan’s investments consists of: (1) the net change in unrealized appreciation or depreciation on investments held during the year, and (2) the realized gain or loss recognized on the sale of investments during the year.

Purchases and sales of securities are recorded on a trade date basis. Realized gains and losses from security transactions are reported on the average cost basis.

Notes Receivable from Participants
Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent notes receivable from participants are reclassified as distributions upon default.

EBP, Derivative
Derivative Investments

Subject to certain guidelines, the EBC allows the plan investment managers to use derivative instruments to achieve investment objectives. During the years ended December 31, 2025 and 2024, the Plan and the Master Trust held no direct investments in derivative instruments.

Payment of Benefits	Payment of Benefits Benefit payments to participants are recorded upon distribution.
EBP 002
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The accompanying financial statements of the Plan have been prepared on the accrual basis of accounting in accordance with U.S. generally accepted accounting principles (“GAAP”).
Use of Estimates
Use of Estimates

The preparation of financial statements, in conformity with GAAP, requires Plan management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and changes therein, and the disclosure of contingencies. Actual results could differ from these estimates.

EBP, Fair Value Measurements
Fair Value Measurements
The Plan’s management determines the fair value of certain assets and liabilities based on assumptions that market participants would use in pricing the assets or liabilities. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, or the “exit price.” The Plan’s management utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value and give precedence to observable inputs in determining fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement.
Investment Valuation and Income Recognition
Investment Valuation and Income Recognition

A participant’s interest in the investment funds is represented by participation units allocated on the basis of contributions and assigned a unit value on the basis of the total value of each fund.

Interest income, dividends, investment management fees where appropriate, and the net appreciation or depreciation in the fair value of the investments held by the Plan are allocated to the participant’s account each day based upon the account’s proportional share of the fund balance.

Interest income is recognized as it is earned. Dividends are recorded on the ex-dividend date, the date before which a participant must hold the underlying investment in order to be entitled to dividends. Net appreciation or depreciation in the fair value of the Plan’s investments consists of: (1) the net change in unrealized appreciation or depreciation on investments held during the year, and (2) the realized gain or loss recognized on the sale of investments during the year.

Purchases and sales of securities are recorded on a trade date basis. Realized gains and losses from security transactions are reported on the average cost basis.

Notes Receivable from Participants
Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent notes receivable from participants are reclassified as distributions upon default.

EBP, Derivative
Derivative Investments

Subject to certain guidelines, the EBC allows the plan investment managers to use derivative instruments to achieve investment objectives. During the years ended December 31, 2025 and 2024, the Plan and the Master Trust held no direct investments in derivative instruments.

Payment of Benefits	Payment of Benefits Benefit payments to participants are recorded upon distribution.